Summary of Information About Reported Segments (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Operating loss	$ (4,705,614)	$ (3,372,306)	$ (9,612,309)	$ (6,774,566)	$ (13,467,744)	$ (9,795,551)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating loss	$ (4,405,068)	$ (3,371,045)	$ (9,065,072)	$ (6,771,741)
Operating Segments [Member] | Open Reel [Member]
Segment Reporting Information [Line Items]
Acquisition date				Dec. 18, 2024		Dec. 18, 2024
Operating loss				$ 0		$ 0
Operating Segments [Member] | Vidello Limited [Member]
Segment Reporting Information [Line Items]
Acquisition date				Jan. 31, 2025
Operating loss				$ 0